S-K 1603(a) SPAC Sponsor	May 28, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor Name	Keystone International Acquisition Management LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company.